Supplemental Information - Supplemental Information of Income Statement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Net sales	$ 31,196	$ 32,632	$ 31,529
Finance and interest income	1,359	1,204	1,272
Total Revenues	32,555	33,836	32,801
Costs and Expenses
Cost of goods sold	25,534	26,551	25,569
Selling, general & administrative expenses	2,925	3,094	3,036
Research and development expenses	1,106	1,222	1,129
Restructuring expenses	184	71	231
Interest expense	1,318	1,196	1,209
Other, net	399	328	280
Total Costs and Expenses	31,466	32,462	31,454
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,089	1,374	1,347
Income taxes	467	671	564
Equity income of unconsolidated subsidiaries and affiliates	86	125	93
Net Income	708	828	876
Industrial Activities [Member]
Revenues
Net sales	31,198	32,661	31,566
Finance and interest income	258	271	268
Total Revenues	31,456	32,932	31,834
Costs and Expenses
Cost of goods sold	25,536	26,580	25,606
Selling, general & administrative expenses	2,568	2,764	2,604
Research and development expenses	1,106	1,222	1,129
Restructuring expenses	184	71	231
Interest expense	857	799	763
Interest compensation to Financial Services	357	352	344
Other, net	290	251	195
Total Costs and Expenses	30,898	32,039	30,872
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	558	893	962
Income taxes	280	518	401
Equity income of unconsolidated subsidiaries and affiliates	68	110	80
Results from intersegment investments	362	343	235
Net Income	708	828	876
Financial services [Member]
Revenues
Finance and interest income	1,828	1,679	1,698
Total Revenues	1,828	1,679	1,698
Costs and Expenses
Selling, general & administrative expenses	357	330	432
Interest expense	705	658	700
Other, net	235	210	181
Total Costs and Expenses	1,297	1,198	1,313
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	531	481	385
Income taxes	187	153	163
Equity income of unconsolidated subsidiaries and affiliates	18	15	13
Results from intersegment investments	2	(1)
Net Income	$ 364	$ 342	$ 235